American Funds Inflation Linked Bond Fund®
Investment portfolio
February 28, 2026
unaudited

Bonds, notes & other debt instruments 98.69% U.S. Treasury bonds & notes 89.67% U.S. Treasury inflation-protected securities 89.64%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026 (a)	USD213,990	$214,297
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026 (a)	258,217	259,648
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (a)	341,717	342,502
U.S. Treasury Inflation-Protected Security 0.375% 1/15/2027 (a)	401,919	400,987
U.S. Treasury Inflation-Protected Security 2.375% 1/15/2027 (a)	244,572	248,266
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (a)	675,042	669,628
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027 (a)	109,746	109,603
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027 (a)	634,820	645,405
U.S. Treasury Inflation-Protected Security 0.50% 1/15/2028 (a)	629,812	625,679
U.S. Treasury Inflation-Protected Security 1.75% 1/15/2028 (a)	94,357	95,938
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (a)	84,639	88,104
U.S. Treasury Inflation-Protected Security 0.875% 1/15/2029 (a)	87,783	87,621
U.S. Treasury Inflation-Protected Security 2.50% 1/15/2029 (a)	3,019	3,151
U.S. Treasury Inflation-Protected Security 2.125% 4/15/2029 (a)	366,688	379,121
U.S. Treasury Inflation-Protected Security 0.25% 7/15/2029 (a)	278,965	273,176
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (a)	311,024	318,651
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (a)	620,384	598,931
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2030 (a)	851,875	820,054
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031 (a)(b)	1,378,054	1,312,422
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031 (a)	241,814	229,221
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032 (a)	291,969	273,295
U.S. Treasury Inflation-Protected Security 0.625% 7/15/2032 (a)(b)	368,059	353,849
U.S. Treasury Inflation-Protected Security 1.125% 1/15/2033 (a)	195,820	192,583
U.S. Treasury Inflation-Protected Security 1.75% 1/15/2034 (a)	676,809	689,360
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (a)	196,221	201,840
U.S. Treasury Inflation-Protected Security 2.125% 1/15/2035 (a)	102,684	107,003
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2035 (a)	523,039	534,238
U.S. Treasury Inflation-Protected Security 1.875% 1/15/2036 (a)	147,600	149,929
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2040 (a)	67,468	68,704
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041 (a)	64,370	64,900
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042 (a)	71,707	57,834
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (a)	191,832	148,273
U.S. Treasury Inflation-Protected Security 1.375% 2/15/2044 (a)	90,518	78,494
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2045 (a)	154,128	116,777
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2046 (a)	132,450	103,633
U.S. Treasury Inflation-Protected Security 0.875% 2/15/2047 (a)	214,658	160,961
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2048 (a)(b)	342,328	260,197
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (a)	60,011	44,995
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (a)	283,812	171,204
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (a)	496,637	282,067
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (a)	391,371	317,795
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (a)	453,975	424,195
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (a)	169,448	167,164
		12,691,695
American Funds Inflation Linked Bond Fund — Page 1 of 14

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury 0.03%	Principal amount (000)	Value (000)
U.S. Treasury 4.125% 7/31/2028	USD1,732	$1,762
U.S. Treasury 2.00% 8/15/2051	— (c)	— (c)
U.S. Treasury 3.625% 5/15/2053	3,278	2,751
		4,513
Total U.S. Treasury bonds & notes		12,696,208
Corporate bonds and notes 4.39% Communication services 0.94%
Alphabet, Inc. 5.65% 2/15/2056	4,894	5,011
America Movil, SAB de CV, 10.125% 1/22/2029	MXN272,680	16,677
Charter Communications Operating, LLC 4.80% 3/1/2050	USD8,682	6,622
Charter Communications Operating, LLC 3.70% 4/1/2051	2,538	1,640
Charter Communications Operating, LLC 3.90% 6/1/2052	6,206	4,088
Charter Communications Operating, LLC 5.25% 4/1/2053	3,736	3,016
Charter Communications Operating, LLC 6.70% 12/1/2055	29,763	29,052
SBA Tower Trust 1.631% 11/15/2026 (d)	22,469	22,087
Verizon Communications, Inc. 5.25% 4/2/2035	25,000	25,750
Verizon Communications, Inc. 5.75% 11/30/2045	4,113	4,160
Verizon Communications, Inc. 5.875% 11/30/2055	10,173	10,248
Verizon Communications, Inc. 6.00% 11/30/2065	4,630	4,652
		133,003
Health care 0.86%
Amgen, Inc. 5.65% 3/2/2053	43,200	43,153
Bristol-Myers Squibb Co. 5.55% 2/22/2054	28,000	27,799
CVS Health Corp. 6.20% 9/15/2055	25,000	25,645
UnitedHealth Group, Inc. 5.95% 6/15/2055	25,000	25,908
		122,505
Financials 0.67%
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (e)	7,549	6,813
Kookmin Bank 5.375% 5/8/2027 (d)	16,990	17,312
Korea Exchange Bank 5.375% 4/23/2027 (d)	7,590	7,724
Morgan Stanley 4.238% 1/9/2030 (USD-SOFR + 0.80% on 1/9/2029) (e)	5,600	5,620
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (e)	9,987	10,013
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (e)	766	771
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (e)	30,000	29,857
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (e)	16,198	16,342
		94,452
Consumer discretionary 0.51%
Ford Motor Co. 5.291% 12/8/2046	25,000	21,379
Ford Motor Credit Co., LLC 6.50% 2/7/2035	35,000	36,708
Motherson Global Investments BV 5.625% 7/11/2029 (d)	14,490	14,912
		72,999
Industrials 0.47%
Boeing Co. (The) 5.805% 5/1/2050	15,000	15,070
Boeing Co. (The) 6.858% 5/1/2054	19,557	22,444
Boeing Co. (The) 5.93% 5/1/2060	5,028	5,046
Boeing Co. (The) 7.008% 5/1/2064	10,254	11,898
LG Energy Solution, Ltd. 5.50% 7/2/2034 (d)	11,000	11,528
		65,986
American Funds Inflation Linked Bond Fund — Page 2 of 14

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities 0.43%	Principal amount (000)	Value (000)
China Huaneng Group Co., Ltd. 5.30% perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027) (e)	USD10,424	$10,622
Edison International 6.25% 3/15/2030	4,600	4,867
Pacific Gas and Electric Co. 6.00% 5/1/2056	12,500	12,355
Southern California Edison Co. 3.60% 2/1/2045	3,550	2,639
Southern California Edison Co. 3.65% 2/1/2050	6,500	4,663
Southern California Edison Co. 3.45% 2/1/2052	200	137
Southern California Edison Co. 5.90% 3/1/2055	6,875	6,780
Southern California Edison Co. 6.20% 9/15/2055	17,875	18,422
		60,485
Energy 0.25%
Petroleos Mexicanos 7.47% 11/12/2026	MXN30	2
Qatar Energy 2.25% 7/12/2031 (d)	USD17,300	15,759
Qatar Energy 3.125% 7/12/2041 (d)	13,495	10,648
Qatar Energy 3.30% 7/12/2051 (d)	12,200	8,746
		35,155
Information technology 0.16%
Oracle Corp. 6.70% 2/4/2056	23,348	22,656
Materials 0.10%
LYB International Finance III, LLC 5.50% 3/1/2034	1,692	1,706
LYB International Finance III, LLC 5.875% 1/15/2036	11,836	11,971
		13,677
Total corporate bonds and notes		620,918
Bonds & notes of governments & government agencies outside the U.S. 2.08% Japan 1.17%
Japan, Series 87, 2.80% 6/20/2055	28,858,000	166,115
Mexico 0.23%
United Mexican States, Series M, 5.75% 3/5/2026	179,344	10,401
United Mexican States, Series M, 8.00% 11/7/2047	418,544	21,697
		32,098
Supra National 0.19%
European Union 3.75% 10/12/2045	22,120	26,484
Spain 0.17%
Spain (Kingdom of) 1.25% 10/31/2030	20,861	23,420
Hungary 0.16%
Hungary (Republic of) 2.125% 9/22/2031 (d)	13,860	12,150
Hungary (Republic of) 3.125% 9/21/2051 (d)	17,300	11,109
		23,259
United Kingdom 0.09%
United Kingdom 0.125% 8/10/2041 (a)	11,723	12,510
American Funds Inflation Linked Bond Fund — Page 3 of 14

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Malaysia 0.07%	Principal amount (000)	Value (000)
PETRONAS Capital, Ltd. 3.50% 4/21/2030 (d)	5,490	$5,394
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (d)	5,775	5,197
		10,591
Colombia 0.00%
Colombia (Republic of) 5.00% 6/15/2045	600	443
Total bonds & notes of governments & government agencies outside the U.S.		294,920
Asset-backed obligations 1.50% Other asset-backed securities 0.87%
Affirm Master Trust, Series 2025-2A, Class A, 4.67% 7/15/2033 (d)(f)	31,717	31,955
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(f)	18,221	18,603
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (d)(f)	4,596	3,934
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (d)(f)	730	601
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (d)(f)	3,290	2,716
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (d)(f)	16,985	17,268
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (d)(f)	12,279	11,862
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040 (d)(f)	1,684	1,633
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (d)(f)	10,473	10,124
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (d)(f)	3,935	3,347
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (d)(f)	2,809	2,836
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (d)(f)	4,986	4,857
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (d)(f)	4,491	4,324
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045 (d)(f)	3,482	3,342
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (d)(f)	1,867	1,774
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045 (d)(f)	3,348	3,228
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(f)	733	737
		123,141
Auto loan 0.48%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (d)(f)	1,881	1,916
Exeter Automobile Receivables Trust, Series 2025-2A, Class B, 4.92% 9/17/2029 (f)	4,440	4,481
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (f)	7,790	7,937
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (d)(f)	9,442	9,667
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (d)(f)	8,811	8,681
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (d)(f)	5,925	5,840
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (d)(f)	826	814
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (d)(f)	5,368	5,455
Hertz Vehicle Financing, LLC, Series 2025-6A, Class A, 4.89% 5/25/2032 (d)(f)	9,949	10,202
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (d)(f)	3,870	3,880
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A3, 4.44% 12/20/2030 (d)(f)	6,998	7,071
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (d)(f)	2,015	2,019
		67,963
Credit card 0.10%
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (f)	7,826	7,994
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/15/2031 (f)	5,677	5,789
		13,783
Student loan 0.05%
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (d)(f)	3,430	3,177
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (d)(f)	3,983	3,813
		6,990
American Funds Inflation Linked Bond Fund — Page 4 of 14

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations 0.00%	Principal amount (000)	Value (000)
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 4.90% 7/25/2030 (d)(f)(g)	177	$177
Total asset-backed obligations		212,054
Mortgage-backed obligations 0.64% Collateralized mortgage-backed obligations (privately originated) 0.42%
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 3.495% 12/25/2056 (d)(f)	USD1,903	1,866
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (d)(f)	12,461	12,195
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.767% 5/25/2045 (d)(f)(g)	1,270	1,274
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047 (d)(f)(g)	28,511	29,697
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (d)(e)(f)	4,241	4,290
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (d)(f)	11,500	10,651
		59,973
Commercial mortgage-backed securities 0.22%
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.31% 12/15/2042 (d)(f)(g)	6,851	6,890
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (d)(f)(g)	16,143	17,059
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.067% 5/25/2055 (d)(f)(g)	3,604	3,670
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.051% 5/15/2039 (d)(f)(g)	3,539	3,540
		31,159
Total mortgage-backed obligations		91,132
Municipals 0.41% California 0.06%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	7,840	7,638
Florida 0.10%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	15,236	14,247
Ohio 0.15%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	23,425	21,653
Wisconsin 0.10%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	14,370	14,539
Total municipals		58,077
Total bonds, notes & other debt instruments (cost: $14,884,623,000)		13,973,309
Short-term securities 1.15% Money market investments 1.15%	Shares
Capital Group Central Cash Fund 3.65% (h)(i)	1,625,211	162,521
Total short-term securities (cost: $162,535,000)		162,521
American Funds Inflation Linked Bond Fund — Page 5 of 14

unaudited
Options purchased (equity style) 0.00%	Shares	Value (000)
Options purchased (equity style)*		$400
Total options purchased (equity style) (cost: $4,188,000)		400
Total investment securities 99.84% (cost: $15,051,346,000)		14,136,230
Total options written† 0.00% (premium received: $972,000)		(100)
Other assets less liabilities 0.16%		22,182
Net assets 100.00%		$14,158,312
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 2/28/2026 (000)
Call
3 Month SOFR Futures Option	32,000	3/13/2026	USD96.63	USD8,000,000	$400
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 2/28/2026 (000)
Call
3 Month SOFR Futures Option	16,002	3/13/2026	USD96.81	USD(4,000,500)	$(100)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 2/28/2026 (000)
30 Day Federal Funds Futures	Long	8,641	3/2/2026	USD3,469,639	$(2,130)
3 Month SOFR Futures	Long	825	6/17/2026	198,737	200
3 Month SOFR Futures	Short	3,920	9/16/2026	(946,043)	(129)
2 Year Euro-Schatz Futures	Long	1,761	6/10/2026	222,625	118
2 Year U.S. Treasury Note Futures	Long	19,790	7/6/2026	4,141,521	6,399
5 Year Euro-Bobl Futures	Long	1,098	3/10/2026	152,392	914
5 Year U.S. Treasury Note Futures	Short	394	7/6/2026	(43,395)	(136)
10 Year Euro-Bund Futures	Long	2,999	3/10/2026	461,485	9,605
10 Year Italy Government Bond Futures	Short	594	3/10/2026	(86,225)	(1,481)
10 Year Japanese Government Bond Futures	Short	185	3/23/2026	(157,321)	556
10 Year Italy Government Bond Futures	Short	389	6/10/2026	(56,044)	(104)
10 Year French Government Bond Futures	Short	922	6/10/2026	(134,480)	(254)
10 Year U.S. Treasury Note Futures	Long	2,998	6/30/2026	341,210	1,921
10 Year Ultra U.S. Treasury Note Futures	Short	2,311	6/30/2026	(269,773)	(2,570)
20 Year U.S. Treasury Bond Futures	Long	4,052	6/30/2026	480,035	3,680
30 Year Euro-Buxl Futures	Short	708	3/10/2026	(95,252)	(1,063)
American Funds Inflation Linked Bond Fund — Page 6 of 14

unaudited
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 2/28/2026 (000)
30 Year Euro-Buxl Futures	Short	173	6/10/2026	USD(23,164)	$(174)
30 Year Ultra U.S. Treasury Bond Futures	Long	1,788	6/30/2026	217,410	2,561
					$17,913
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 2/28/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	11,133	GBP	8,151	HSBC Bank	3/9/2026	$148
USD	62,365	MXN	1,087,826	Morgan Stanley	3/9/2026	(741)
USD	181,432	JPY	28,387,087	Morgan Stanley	3/11/2026	(535)
USD	23,042	EUR	19,574	Morgan Stanley	3/19/2026	(112)
						$(1,240)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 2/28/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
4.568%	Annual	SOFR	Annual	3/1/2026	USD700,600	$42	$—	$42
4.56%	Annual	SOFR	Annual	3/1/2026	713,000	42	—	42
U.S. Urban CPI	At maturity	2.965%	At maturity	3/7/2026	463,969	(1,597)	—	(1,597)
U.S. Urban CPI	At maturity	2.90%	At maturity	3/10/2026	463,969	(1,426)	—	(1,426)
U.S. Urban CPI	At maturity	2.92562%	At maturity	3/11/2026	871,331	(2,982)	—	(2,982)
U.S. Urban CPI	At maturity	2.9875%	At maturity	3/14/2026	229,298	(990)	—	(990)
U.S. Urban CPI	At maturity	2.9875%	At maturity	3/17/2026	917,190	(4,220)	—	(4,220)
U.S. Urban CPI	At maturity	2.93%	At maturity	3/21/2026	732,835	(3,223)	—	(3,223)
4.28066%	Annual	SOFR	Annual	3/31/2026	594,500	246	—	246
4.9005%	Annual	SOFR	Annual	4/17/2026	374,000	543	—	543
4.659%	Annual	SOFR	Annual	5/17/2026	1,024,100	1,942	—	1,942
TONAR	Annual	(0.01246731)%	Annual	10/1/2026	JPY3,447,100	119	(7)	126
3.535%	Annual	SOFR	Annual	1/23/2027	USD483,000	303	—	303
3.5405%	Annual	SOFR	Annual	1/23/2027	315,500	213	—	213
3.53%	Annual	SOFR	Annual	1/23/2027	269,300	157	—	157
SOFR	Annual	4.186%	Annual	2/18/2027	978,000	(7,026)	—	(7,026)
3.7645%	Annual	SOFR	Annual	2/20/2027	620,900	2,008	—	2,008
3.761%	Annual	SOFR	Annual	2/20/2027	310,800	995	—	995
U.S. Urban CPI	At maturity	2.47%	At maturity	2/23/2027	3,462,898	1,934	—	1,934
SOFR	Annual	3.232%	Annual	3/30/2027	110,600	194	—	194
1.988%	Annual	6-month EURIBOR	Semi-annual	6/27/2027	EUR488,900	(1,139)	—	(1,139)
U.S. Urban CPI	At maturity	2.87%	At maturity	7/27/2027	USD1,000	7	—	7
American Funds Inflation Linked Bond Fund — Page 7 of 14

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 2/28/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
2.5895%	Annual	SOFR	Annual	7/27/2027	USD1,000	$(10)	$—	$(10)
U.S. EFFR	Annual	2.045%	Annual	11/2/2027	33,700	642	—	642
2.321%	Semi-annual	CORRA	Semi-annual	11/17/2027	CAD521,000	404	—	404
2.556%	Semi-annual	CORRA	Semi-annual	12/10/2027	268,765	1,004	—	1,004
3.45%	Annual	SOFR	Annual	2/1/2028	USD192,300	841	—	841
3.47%	Annual	SOFR	Annual	2/2/2028	50,700	241	—	241
CORRA	Semi-annual	2.359%	Semi-annual	2/17/2028	CAD634,950	(729)	—	(729)
3.6475%	Annual	SOFR	Annual	2/27/2028	USD1,288,700	11,019	—	11,019
TONAR	Annual	0.71306%	Annual	4/9/2028	JPY25,892,925	1,219	—	1,219
TONAR	Annual	0.715%	Annual	4/9/2028	25,892,925	1,216	—	1,216
TONAR	Annual	0.73%	Annual	4/19/2028	10,727,069	497	—	497
TONAR	Annual	0.73%	Annual	4/21/2028	7,952,827	369	—	369
3.16%	Annual	SOFR	Annual	6/20/2028	USD78,500	(47)	—	(47)
SOFR	Annual	3.528%	Annual	1/29/2030	102,100	(1,297)	—	(1,297)
SOFR	Annual	3.529%	Annual	1/29/2030	124,900	(1,591)	—	(1,591)
SOFR	Annual	3.5485%	Annual	1/29/2030	135,700	(1,826)	—	(1,826)
Overnight MXN-F-TIIE	28-day	8.82%	28-day	3/22/2030	MXN727,650	(2,674)	—	(2,674)
3.18%	Annual	SOFR	Annual	4/17/2030	USD66,800	(28)	—	(28)
3.275%	Annual	SOFR	Annual	4/18/2030	66,800	217	—	217
3.353%	Annual	SOFR	Annual	4/19/2030	66,800	419	—	419
3.342%	Annual	SOFR	Annual	4/19/2030	66,800	390	—	390
3.344%	Annual	SOFR	Annual	4/20/2030	66,800	395	—	395
3.128%	Annual	SOFR	Annual	4/28/2030	66,700	(167)	—	(167)
3.285%	Annual	SOFR	Annual	5/1/2030	66,700	240	—	240
3.259%	Annual	SOFR	Annual	5/1/2030	66,800	173	—	173
3.186%	Annual	SOFR	Annual	5/9/2030	66,800	(20)	—	(20)
3.215%	Annual	SOFR	Annual	5/10/2030	66,700	55	—	55
6-month EURIBOR	Semi-annual	2.2862%	Annual	5/14/2030	EUR20,320	13	—	13
6-month EURIBOR	Semi-annual	2.2892%	Annual	5/14/2030	20,320	10	—	10
6-month EURIBOR	Semi-annual	2.2967%	Annual	5/14/2030	20,320	3	—	3
3.95%	Annual	6-month NOK-NIBOR	Semi-annual	5/14/2030	NOK251,400	(281)	—	(281)
3.945%	Annual	6-month NOK-NIBOR	Semi-annual	5/14/2030	502,800	(571)	—	(571)
6-month EURIBOR	Semi-annual	2.3102%	Annual	5/16/2030	EUR20,560	(9)	—	(9)
6-month EURIBOR	Semi-annual	2.3207%	Annual	5/16/2030	20,560	(19)	—	(19)
6-month EURIBOR	Semi-annual	2.3262%	Annual	5/16/2030	20,560	(25)	—	(25)
4.045%	Annual	6-month NOK-NIBOR	Semi-annual	5/16/2030	NOK251,400	(185)	—	(185)
4.0315%	Annual	6-month NOK-NIBOR	Semi-annual	5/16/2030	502,700	(397)	—	(397)
3.29%	Annual	SOFR	Annual	5/19/2030	USD80,000	299	—	299
6-month EURIBOR	Semi-annual	2.3267%	Annual	5/19/2030	EUR20,490	(25)	—	(25)
6-month EURIBOR	Semi-annual	2.3327%	Annual	5/19/2030	20,490	(31)	—	(31)
4.0485%	Annual	6-month NOK-NIBOR	Semi-annual	5/19/2030	NOK502,700	(362)	—	(362)
6-month NOK-NIBOR	Semi-annual	3.83%	Annual	6/26/2030	841,100	1,332	—	1,332
2.2308%	Annual	6-month EURIBOR	Semi-annual	6/26/2030	EUR68,540	(259)	—	(259)
3.785%	Annual	SONIA	Annual	9/16/2030	GBP54,650	886	—	886
3.788%	Annual	SONIA	Annual	9/18/2030	55,490	909	—	909
3.822%	Annual	SONIA	Annual	9/19/2030	37,550	686	—	686
3.804%	Annual	SONIA	Annual	9/19/2030	37,550	649	—	649
SONIA	Annual	3.5975%	Annual	10/22/2030	92,200	(505)	—	(505)
American Funds Inflation Linked Bond Fund — Page 8 of 14

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 2/28/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD118,200	$12,910	$—	$12,910
SONIA	Annual	3.614%	Annual	12/4/2030	GBP38,400	(236)	—	(236)
SONIA	Annual	3.619%	Annual	12/4/2030	38,315	(246)	—	(246)
SOFR	Annual	3.055%	Annual	4/6/2031	USD54,100	459	—	459
SOFR	Annual	3.326%	Annual	9/19/2032	184,994	(2)	—	(2)
SOFR	Annual	3.4225%	Annual	9/22/2032	370,920	(2,108)	—	(2,108)
SOFR	Annual	3.641%	Annual	2/9/2033	275,000	(4,995)	—	(4,995)
SOFR	Annual	3.6425%	Annual	2/10/2033	300,000	(5,477)	—	(5,477)
SOFR	Annual	3.4815%	Annual	2/17/2033	284,000	(2,333)	—	(2,333)
SOFR	Annual	3.501%	Annual	2/17/2033	284,000	(2,678)	—	(2,678)
SOFR	Annual	3.10%	Annual	6/20/2033	42,300	748	—	748
SOFR	Annual	3.8045%	Annual	2/9/2036	87,100	(2,022)	—	(2,022)
SOFR	Annual	3.846%	Annual	2/9/2036	86,900	(2,321)	—	(2,321)
SOFR	Annual	3.817%	Annual	2/10/2036	130,000	(3,155)	—	(3,155)
SOFR	Annual	3.689%	Annual	2/20/2036	21,500	(288)	—	(288)
SOFR	Annual	3.6755%	Annual	2/20/2036	64,500	(791)	—	(791)
SOFR	Annual	3.677%	Annual	2/20/2036	86,000	(1,065)	—	(1,065)
SOFR	Annual	3.175%	Annual	2/1/2038	106,900	4,732	—	4,732
SOFR	Annual	2.99%	Annual	2/2/2038	32,000	1,885	—	1,885
3.616%	Annual	SOFR	Annual	8/5/2044	105,700	(3,468)	—	(3,468)
3.561%	Annual	SOFR	Annual	8/9/2044	90,500	(3,639)	—	(3,639)
U.S. EFFR	Annual	0.6193%	Annual	4/6/2050	30,300	15,455	—	15,455
U.S. EFFR	Annual	0.60602%	Annual	4/6/2050	13,870	7,104	—	7,104
U.S. EFFR	Annual	0.616917%	Annual	4/6/2050	12,500	6,381	—	6,381
6-month EURIBOR	Semi-annual	0.0897%	Annual	6/4/2050	EUR22,000	13,291	—	13,291
2.92%	Annual	SOFR	Annual	10/19/2050	USD20,500	(3,261)	—	(3,261)
6-month EURIBOR	Semi-annual	0.0175%	Annual	12/3/2050	EUR51,650	32,409	—	32,409
6-month EURIBOR	Semi-annual	0.071%	Annual	1/14/2051	51,920	32,092	—	32,092
6-month EURIBOR	Semi-annual	0.068%	Annual	1/15/2051	56,080	34,702	—	34,702
0.702%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	27,500	(13,713)	—	(13,713)
0.672%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	27,500	(13,892)	—	(13,892)
0.649%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	32,325	(16,491)	—	(16,491)
SOFR	Annual	3.01413%	Annual	1/12/2053	USD35,399	5,337	—	5,337
SOFR	Annual	3.02%	Annual	1/12/2053	35,400	5,303	—	5,303
SOFR	Annual	2.974%	Annual	4/17/2053	21,000	3,323	—	3,323
SOFR	Annual	3.044%	Annual	4/18/2053	21,100	3,089	—	3,089
SOFR	Annual	3.0875%	Annual	4/19/2053	21,100	2,935	—	2,935
SOFR	Annual	3.1035%	Annual	4/19/2053	21,200	2,892	—	2,892
SOFR	Annual	3.0895%	Annual	4/20/2053	21,100	2,928	—	2,928
SOFR	Annual	2.9405%	Annual	4/28/2053	21,200	3,476	—	3,476
SOFR	Annual	3.0535%	Annual	5/1/2053	42,300	6,130	—	6,130
SOFR	Annual	3.085%	Annual	5/9/2053	21,300	2,975	—	2,975
SOFR	Annual	3.1135%	Annual	5/10/2053	21,300	2,872	—	2,872
SOFR	Annual	3.1605%	Annual	5/19/2053	25,500	3,238	—	3,238
SOFR	Annual	3.6815%	Annual	2/20/2054	53,900	2,097	—	2,097
SOFR	Annual	3.7205%	Annual	2/21/2054	45,015	1,449	—	1,449
SOFR	Annual	3.47875%	Annual	8/5/2054	80,500	5,969	—	5,969
SOFR	Annual	3.415%	Annual	8/9/2054	68,900	5,870	—	5,870
American Funds Inflation Linked Bond Fund — Page 9 of 14

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 2/28/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.1655%	Annual	2/9/2056	USD50,000	$(2,375)	$—	$(2,375)
SOFR	Annual	4.188%	Annual	2/9/2056	50,000	(2,575)	—	(2,575)
						$134,132	$(7)	$134,139
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 2/28/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2026 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD1,689,093	$(32,738)	$(37,392)	$4,654
Investments in affiliates (i)

	Value at 12/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/28/2026 (000)	Dividend or interest income (000)
Short-term securities 1.15%
Money market investments 1.15%
Capital Group Central Cash Fund 3.65% (h)	$502,441	$527,842	$867,814	$48	$4	$162,521	$3,548

(a)	Index-linked bond whose principal amount moves with a government price index.
(b)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $250,007,000, which represented 1.77% of the net assets of the fund.
(c)	Amount less than one thousand.
(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $419,551,000, which represented 2.96% of the net assets of the fund.

(e)	Step bond; coupon rate may change at a later date.
(f)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(g)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(h)	Rate represents the seven-day yield at 2/28/2026.
(i)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
American Funds Inflation Linked Bond Fund — Page 10 of 14

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

American Funds Inflation Linked Bond Fund — Page 11 of 14

unaudited
The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $12,636,471,000. The average month-end notional amount of futures contracts while held was $16,536,575,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $258,250,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $23,182,594,000 and $2,468,157,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of February 28, 2026, were as follows (dollars in thousands):
American Funds Inflation Linked Bond Fund — Page 12 of 14

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$12,696,208	$—	$12,696,208
Corporate bonds and notes	—	620,918	—	620,918
Bonds & notes of governments & government agencies outside the U.S.	—	294,920	—	294,920
Asset-backed obligations	—	212,054	—	212,054
Mortgage-backed obligations	—	91,132	—	91,132
Municipals	—	58,077	—	58,077
Short-term securities	162,521	—	—	162,521
Options purchased on futures (equity style)	400	—	—	400
Total	$162,921	$13,973,309	$—	$14,136,230

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$25,954	$—	$—	$25,954
Unrealized appreciation on open forward currency contracts	—	148	—	148
Unrealized appreciation on centrally cleared interest rate swaps	—	254,931	—	254,931
Unrealized appreciation on centrally cleared credit default swaps	—	4,654	—	4,654
Liabilities:
Value of options written (equity style)	(100)	—	—	(100)
Unrealized depreciation on futures contracts	(8,041)	—	—	(8,041)
Unrealized depreciation on open forward currency contracts	—	(1,388)	—	(1,388)
Unrealized depreciation on centrally cleared interest rate swaps	—	(120,792)	—	(120,792)
Total	$17,813	$137,553	$—	$155,366
*
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Inflation Linked Bond Fund — Page 13 of 14

unaudited

Key to abbreviation(s)
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CORRA = Canadian Overnight Repo Rate Average
CPI = Consumer Price Index
EFFR = Effective Federal Funds Rate
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance
Fncg. = Financing
F-TIIE = Funding Equilibrium Interbank Interest Rate

GBP = British pounds
JPY = Japanese yen
MXN = Mexican pesos
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-060-0426
American Funds Inflation Linked Bond Fund — Page 14 of 14